Income Taxes Level 4 (Details) - Domestic and Foreign Components of Income Continuing Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Domestic	$ (242)	$ (191)	$ 13
Foreign	220	(31)	(223)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (22)	$ (222)	$ (210)